Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets Net Excluding Goodwill [Abstract]
Summary of Intangible Assets

The balance of intangible assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Computer software	3,757	3,757
License	—	780
Less: Accumulated amortization	(2,388)	(3,361)
Intangible assets, net	1,369	1,176

Summary of Amortization Expenses of Intangible Assets	The intangible assets amortization expenses for each of the following fiscal years are as follows:
Amortization
RMB
2020	479
2021	255
2022	156
2023	156
2024	130
Total	1,176